Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2023		2022		2021
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	19,097,783	4,774	20,778,082	5,194	21,449,782	5,362
Issue of new shares for employee share-based payment plans	66,000	17	55,000	14	35,001	9
Issue of new shares – other[b]	—	—	165,105	41	—	—
Repurchase of ordinary share capital	(1,262,983)	(316)	(1,900,404)	(475)	(706,701)	(177)
At 31 December	17,900,800	4,475	19,097,783	4,774	20,778,082	5,194
		4,496		4,795		5,215
[a]The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
[b]165 million new ordinary shares were issued in April 2022 as non-cash consideration for the acquisition of the public units of BP Midstream Partners LP.
Treasury shares[a]

		2023		2022		2021
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,124,927	281	1,137,457	283	1,187,650	296
Purchases for settlement of employee share plans	24,688	6	14,150	4	1,432	—
Issue of new shares for employee share-based payment plans	71,039	19	55,000	14	35,096	9
Shares re-issued for employee share-based payment plans	(143,575)	(35)	(81,680)	(20)	(86,721)	(22)
At 31 December	1,077,079	271	1,124,927	281	1,137,457	283
Of which – shares held in treasury by bp	726,339	183	940,571	235	1,037,201	259
– shares held in ESOP trusts	350,704	88	184,356	46	100,256	24
– shares held by bp’s US share plan administrator[b]	36	—	—	—	—	—
[a]See Note 32 for definition of treasury shares.
[b]Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.